10. Acquisition Note Payable - Powerdyne	9 Months Ended
Sep. 30, 2015
Acquisition Note Payable - Powerdyne
9. Acquisition Note Payable - Powerdyne

In connection with the acquisition of the Powerdyne membership interest (see Note 3), the Company is required to make the following remaining Installment Payments of $25,000 due October 1, 2015, January 1, 2016 and April 1, 2016.

As collateral for the timely payment of the Installment Payments, the Company pledged and granted a security interest in the acquired membership interest of Powerdyne to the seller, until such time all Installment Payments have been made.